      As filed with the Securities and Exchange Commission on June 29, 2005
                                            1933 Act Registration No. 333-122927
================================================================================


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


        [  ]     Pre-Effective                  [X]   Post-Effective
                 Amendment No. __                     Amendment No. 1


                                   ----------

                         METROPOLITAN SERIES FUND, INC.*
               [Exact Name of Registrant as Specified in Charter]

                 Area Code and Telephone Number: (617) 578-3104

                               501 Boylston Street
                           Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

                                   ----------

                             James L. Lipscomb, Esq.
                  Executive Vice President and General Counsel
                               MetLife Group, Inc.
                                 1 MetLife Plaza
                            27-01 Queens Plaza North
                           Long Island City, NY 11101

                                   ----------

                        Copies of All Correspondence to:

        John M. Loder, Esq.                    Thomas M. Lenz, Esq.
        Ropes & Gray LLP                       MetLife Advisers, LLC
        One International Place                501 Boylston Street
        Boston, Massachusetts 02110            Boston, Massachusetts 02116



        The Registrant has registered an indefinite amount of its shares under the Securities Act of 1933, pursuant to Rule 24F-2 under the Investment Company Act of 1940. No filing fee is due because of reliance on Section 24(f).


        It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.



        This Amendment to the Registration Statement on Form N-14 of Metropolitan Series Fund, Inc., filed with the Commission on February 18, 2005 (Accession No. 0001193125-05-033145; 1933 Act No. 333-122927), is being filed to add Exhibits 12(a) and 12(b) to the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superceded hereby.


* On behalf of its Jennison Growth Portfolio.
================================================================================

                         METROPOLITAN SERIES FUND, INC.

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

        The Registrant is required by Article V of its By-Laws to indemnify or advance expenses to directors and officers (or former directors and officers) to the extent permitted or required by the Maryland General Corporation Law ("MGCL") and, in the case of officers (or former officers), only to the extent specifically authorized by resolution of the Board of Directors. Section 2-418 of the MGCL permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred by the director in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the director's act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or
(ii) the director actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any proceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. In addition, a director may not be indemnified in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. Reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by Section 2-418. Unless limited by its directors, a Maryland corporation may indemnify and advance expenses to an officer to the same extent it may indemnify a director, and is required to indemnify an officer to the extent required for a director.

        Notwithstanding the foregoing, Article V of the Registrant's By-Laws provides that nothing contained therein shall be construed to protect any director or officer against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

 (1)(a) Articles of Incorporation of Registrant, as amended May 23, 1983, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (b) Articles Supplementary of Registrant, dated October 22, 1984, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (c) Articles Supplementary of Registrant, dated October 25, 1984, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (d) Articles Supplementary of Registrant, dated May 16, 1986, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (e) Articles Supplementary of Registrant, dated October 6, 1987, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (f) Articles Supplementary of Registrant, dated January 25, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (g) Articles Supplementary of Registrant, dated August 3, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (h) Articles Supplementary of Registrant, dated December 17, 1996, are incorporated herein by reference to Post-Effective Amendment No. 18 to the Company's Registration Statement filed on December 18, 1996.

    (i) Articles Supplementary of Registrant, dated September 9, 1998, are incorporated herein by reference to Post-Effective Amendment No. 23 to the Company's Registration Statement filed on January 11, 1999.

    (j) Articles of Amendment, dated October 6, 1998, are incorporated herein by reference to Post-Effective Amendment No. 22 to the Company's Registration Statement filed on October 6, 1998.

    (k) Articles of Amendment, dated January 11, 2000, are incorporated herein by reference to Post-Effective Amendment No. 25 to the Company's Registration Statement filed on January 19, 2000.

    (l) Articles Supplementary of Registrant, dated February 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 26 to the Company's Registration Statement filed on April 6, 2000.

    (m) Articles Supplementary of Registrant, dated November 2, 2000, are incorporated herein by reference to Post-Effective Amendment No. 28 to the Company's Registration Statement filed on November 30, 2000.

    (n) Articles Supplementary of Registrant, dated February 26, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Company's Registration Statement filed on April 4, 2001.

    (o) Articles of Amendment, dated March 5, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Company's Registration Statement filed on April 4, 2001.

    (p) Articles of Amendment, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Company's Registration Statement filed on April 30, 2003.

    (q) Articles Supplementary of Registrant, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Company's Registration Statement filed on April 30, 2003.

    (r) Articles of Amendment, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Company's Registration Statement filed on April 30, 2003.

    (s) Articles Supplementary of Registrant, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Company's Registration Statement filed on April 30, 2003.

    (t) Articles of Amendment, dated December 11, 2003, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Company's Registration Statement filed on April 29, 2004.

    (u) Articles Supplementary of Registrant, dated January 30, 2004, are incorporated herein by reference to the Company's Registration Statement on form N-14 filed on February 18, 2004.

    (v) Articles of Amendment dated April 22, 2004, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Company's Registration Statement filed on April 29, 2004.

    (w) Articles Supplementary of Registrant, dated April 22, 2004, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Company's Registration Statement filed on April 29, 2004.


    (x) Articles Supplementary of Registrant, dated June 16, 2004.**

    (y) Articles of Amendment dated January 28, 2005.**


 (2)(a) Amended and Restated By-laws, dated May 8, 2003, are incorporated herein by reference to Post-Effective Amendment No. 36 to the Company's Registration Statement filed on February 4, 2004.

 (3)    None.

 (4) Form of Agreement and Plan of Reorganization (filed as Appendix A to Part A hereof) by and between (i) Metropolitan Series Fund, Inc. (the "Fund"), on behalf of the Met/Putnam Voyager Portfolio, a series of the Fund, and (ii) the Fund, on behalf of the Jennison Growth Portfolio, a series of the Fund.

 (5)    None.

 (6)(a) Advisory Agreement relating to Jennison Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

    (b) Subadvisory Agreement relating to Jennison Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

    (c) Investment Management Agreement relating to Met/Putnam Voyager Portfolio (formerly, Putnam Large Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company's Registration Statement filed on January 29, 2002.

    (d) Sub-Investment Management Agreement relating to Met/Putnam Voyager Portfolio (formerly, Putnam Large Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company's Registration Statement filed on January 29, 2002.


 (7)(a) Distribution Agreement, effective November 3, 2004.**

    (b) Amended and Restated Distribution Agreement, effective November 3,
        2004.**


 (8)    None.

 (9)(a) Custodian Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (b) Revised schedule of remuneration is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (c) Amendments to Custodian Agreement are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (d) Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company's Registration Statement filed on January 29, 2002.

    (e) Agreement revising list of funds subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

    (f) Agreement dated October 23, 2002 revising list of portfolios subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 35 to the Company's Registration Statement filed on April 30, 2003.

    (g) Agreement dated May 30, 2003 revising list of portfolios subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to the Company's Registration Statement filed on April 29, 2004.


(10)(a) Class B and Class E Distribution Plan effective November 3, 2004.**

    (b) Class B and Class E Distribution and Services Plan effective November 3, 2004.**

    (c) Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 30 to the Company's Registration Statement filed on April 4, 2001.

(11) Opinion and consent of Ropes & Gray LLP with respect to the legality of the securities being registered.**

(12)(a) Opinion of Ropes & Gray LLP on tax matters and consequences to shareholders.*

    (b) Consent of Ropes & Gray LLP.*

(13)(a) Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to the Company's Registration Statement filed on April 29, 2004.

    (b) Agreement relating to the use of the "Metropolitan" name and service marks is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (c) Licensing Agreements relating to Morgan Stanley EAFE Index, Russell 2000 Index and Lehman Brothers Aggregate Bond Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement filed on April 1, 1999.

    (d) Licensing Agreement relating to MetLife Stock Index and MetLife Mid Cap Stock Index Portfolios (fee schedule omitted) is incorporated herein by reference to Post-Effective Amendment No. 26 the Company's Registration Statement filed on April 6, 2000.

    (e) Form of Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Company's Registration Statement filed on April 6, 2000.


(14)    Consent of Deloitte & Touche LLP.**


(15)    None.

(16)(a) Powers of Attorney for all signatories except John Ludes, Nancy Hawthorne and Hugh McHaffie are incorporated herein by reference to Post-Effective Amendment No. 32 to the Company's Registration Statement filed on April 12, 2002. Powers of Attorney for Mr. Ludes and Ms. Hawthorne are incorporated herein by reference to Post-Effective Amendment No. 36 to the Company's Registration Statement filed on February 4, 2004. Power of Attorney for Mr. McHaffie is incorporated herein by reference to Post-Effective Amendment No. 38 to the Company's Registration Statement filed on April 29, 2004.


(17)(a) Form of Voting Instruction Form.**

    (b) Annual Report for the fiscal year ended December 31, 2004 of the Company.**



     (c) The following documents have each been filed via EDGAR and are incorporated by reference into this Registration Statement and are listed with their filing accession number, if applicable, below:


        . The Prospectus of the Fund dated May 1, 2004, relating to the Met/Putnam Voyager Portfolio - 0001193125-04-079474

                .       As supplemented on June 1, 2004 -- 0001193125-04-096787

                .       As supplemented on June 1, 2004 -- 0001193125-04-096791

                .       As supplemented on June 1, 2004 -- 0001193125-04-096793

                .       As supplemented on September 9, 2004 --
                        0001193125-04-153304

                .       As supplemented on November 22, 2004 --
                        0001193125-04-201389

                .       As supplemented on November 24, 2004 --
                        0001193125-04-203256

                .       As supplemented on January 31, 2005 --
                        0001193125-05-015365

                .       As supplemented on February 4, 2005 -
                        0001193125-05-019738

        . The Statement of Additional Information of the Fund dated May 1, 2004, relating to the Met/Putnam Voyager Portfolio - 0001193125-04-079474

                .       As supplemented on June 9, 2004 - 0001193125-04-100870


        . Annual Report to Shareholders of the Fund dated December 31, 2004 (filed with the Company's Registration Statement on Form N-14 filed on February 18, 2005)

        . The Statement of Additional Information of the Fund, relating to the proposed merger of the Met/Putnam Voyager Portfolio and the Jennison Growth Portfolio (filed with the Company's Registration Statement on Form N-14 filed on February 18, 2005)

----------
 * Filed herewith

** Filed with the Company's Registration Statement on Form N-14 filed on
   February 18, 2005, and incorporated herein by reference.


Item 17. Undertakings

        (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of the Company's Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

        (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Company's Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 1 (the "Amendment") to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 29th day of June, 2005.


                                             Metropolitan Series Fund, Inc.


                                             By: /s/ Hugh C. McHaffie

                                                 -------------------------------
                                                   Hugh C. McHaffie
                                                   President


        As required by the of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


                              President and Chief Executive       June 29, 2005
/s/ Hugh C. McHaffie          Officer (Principal Executive
--------------------------    Officer)
Hugh C. McHaffie

          *                   Director                            June 29, 2005
------------------------
Steve A. Garban

          *                   Director                            June 29, 2005
------------------------
Linda Strumpf

          *                   Director                            June 29, 2005
------------------------
Michael S. Scott Morton

          *                   Director                            June 29, 2005
------------------------
Arthur G. Typermass

          *                   Director                            June 29, 2005
------------------------
H. Jesse Arnelle

          *                   Director                            June 29, 2005
------------------------
Nancy Hawthorne

          *                   Director                            June 29, 2005
------------------------
John T. Ludes

                              Treasurer (Principal Financial     June 29, 2005
/s/ Peter H. Duffy            and Accounting Officer)
------------------------
Peter H. Duffy



*By: /s/ Thomas M. Lenz          June 29, 2005
     ------------------------
     Thomas M. Lenz
     Attorney-in-Fact

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                                  EXHIBIT INDEX

Exhibit   Item
-------   ----
(12)(a) Opinion of Ropes & Gray LLP on tax matters and consequences to shareholders.
(12)(b)   Consent of Ropes & Gray LLP.